Financial Instruments and Risk Management (Market Risk - Interest Rate Profile) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fixed rate instruments [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial assets	$ 88	$ 27
Financial liabilities	(1,800)	(1,763)
Total financial instruments, net	(1,712)	(1,736)
Variable rate instruments [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial assets	97	95
Financial liabilities	(1,428)	(1,621)
Total financial instruments, net	$ (1,331)	$ (1,526)